Loans Payable - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		157 Months Ended	160 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012 Reclassification from Warrants to Warrant Liability	Dec. 31, 2012 Amount Accrued to Warrant Liability	Dec. 31, 2012 Decrease in Interest Expense	Dec. 31, 2011 Related Party Loans	Dec. 31, 2012 Warrants	Dec. 31, 2011 Warrants	Aug. 31, 2012 Related Party Loans	Dec. 31, 2012 Related Party Loans	Dec. 31, 2011 Related Party Loans	Aug. 31, 2012 Preference Notes	Dec. 31, 2012 Preference Notes	Aug. 31, 2012 Bank Loans	Jun. 30, 2012 Bank Loans	Dec. 31, 2012 Bank Loans	Dec. 31, 2012 Bank Loans Warrants
Debt Instrument [Line Items]
Convertible promissory note purchased															$ 2,576,610
Additional Notes that could be purchased															2,423,390
Line of credit facility															5,000,000				3,000,000
Debt instrument, interest rate															8.00%				5.50%
Convertible notes, conversion price per share				$ 5.21									$ 5.625		$ 5.21	$ 5.21				$ 5.21
Warrants issued on loan agreement										123,585							116,236
Contractual life												7 years									7 years
Fair value of warrants issued											513,809	549,317
Interest expense	47,654	366,917	4,263,774	79,256	5,889,291	5,936,946						68,655
Notes purchased by investor during period			2,423,390														423,390
Debt instrument, amount converted													5,000,000			1,693,560
Shares of common stock issued up on conversion of debt													915,304			324,912
Interest on convertible debt													148,584	994,471
Contingent beneficial conversion option			1,355,523										1,221,452			134,071
Warrants reclassified from liability to stockholders' equity											(1,063,126)
Correction of material error							77,005	472,312	8,450
Line of credit facility,amount borrowed																		2,000,000	1,000,000
Net book value of scientific equipment placed under lien																				1,200,000
Number of warrants issued																				17,267
Estimated fair value of warrants, expensed to non-cash financing costs																					$ 10,487
Risk free rate																					0.50%
Dividend yield																					0.00%
Volatility rate																					88.00%